SCHEDULE OF CHANGE IN THE VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,717,209	$ 1,020,585
Change in valuation allowance	1,233,149	1,696,624
Ending balance	$ 3,950,358	$ 2,717,209